Share-based compensation - Performance-Based Restricted stock units - Changes in the PRSUs (Details)	12 Months Ended
	Dec. 31, 2025 D tranche shares	Dec. 31, 2024 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of trading days | D	30
Performance-Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as at the beginning	86,607	38,713
PRSUs granted (in shares)	51,537	47,894
Balance as at the end (none of which are vested)	138,144	86,607
Performance-Based Restricted Stock Units | 2013 Equity incentive plan | Officers and directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PRSUs granted (in shares)	138,144
Number of tranches | tranche	1
Performance-Based Restricted Stock Units | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total quantity of PRSUs eligible to vest (as a percentage)	0.00%
Performance-Based Restricted Stock Units | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total quantity of PRSUs eligible to vest (as a percentage)	200.00%